SUBSEQUENT EVENTS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Jun. 14, 2024 CAD ($) Share	May 03, 2024 Share $ / shares	Jun. 20, 2024 Share $ / shares	May 21, 2024 CAD ($) Share $ / shares	Mar. 31, 2024 CAD ($) Share $ / shares	Mar. 31, 2023 CAD ($) Share $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted					1,445,000	600,000
Exercise price of stock options granted | $ / shares					$ 1.89	$ 2.36
Number of stock options exercised					2,000,000	348,333
Exercise price of stock options exercised | $ / shares					$ 0.54	$ 0.58
Proceeds from exercise of stock options | $					$ 113,000	$ 46,000
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted		40,000	1,935,000
Exercise price of stock options granted | $ / shares		$ 1.42	$ 1.52
Number of stock options exercised				250,000
Exercise price of stock options exercised | $ / shares				$ 0.4
Proceeds from exercise of stock options | $				$ 100,000
Number of stock options exercised under a cashless basis	300,000
Amount of fewer shares issued under cashless exercise of stock options	80,000
Value of stock options exercised under cashless basis | $	$ 120,000